Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 19,647	$ 25,613		$ 14,904		$ 27,227				$ 20,818	$ 26,695
Accounts receivable, net	164,987	172,604				175,293
Receivable due from ESOP Trust		930				1,129
Prepaid expenses and other current assets	7,125	4,483				5,448
Total current assets	191,759	203,630	211,464	223,550	203,722	209,097	211,266	200,703	205,819
Property, plant and equipment, net	8,604	9,668				10,605
Intangible assets, net	1,429	2,040				5,242
Goodwill	398,921	398,921				398,921
Other assets	10,281	10,367				11,431
Total assets	610,994	624,626				635,296
Current liabilities:
Interest payable	18,246	17,758				17,658
Secured Notes	330,307
Unsecured notes	234,244
Trade accounts payable	66,652	61,622				44,793
Accrued liabilities	39,509	39,393				52,460
Accrued payroll and related liabilities	44,054	37,954				39,926
Billings in excess of costs revenue earned	3,323	4,334				2,666
Total current liabilities	736,335	161,061	167,253	171,700	157,168	157,503	166,520	152,200	166,226
Secured Notes		322,286				306,502
Unsecured Notes		233,832				242,923
Accrued compensation and benefits, excluding current portion	6,223	5,736				5,905
Non-current portion of lease obligations	12,172	12,821				12,364
Deferred income taxes	61,617	58,130				51,156
Commitments and contingencies
Redeemable common stock	61,031	61,895				110,740
Common stock warrants	20,785	20,785				20,785
Accumulated other comprehensive loss	130	130				(149)
Accumulated surplus (deficit)	(287,299)	(252,050)				(272,433)
Total liabilities, redeemable common stock and accumulated deficit	610,994	624,626
Eliminations [Member]
Current assets:
Investment in subsidiaries	(29,112)	(28,420)
Intercompany receivables	(31,085)	(29,734)
Total assets	(60,197)	(58,154)
Current liabilities:
Intercompany payables	(31,085)	(29,733)
Commitments and contingencies
Common stock of subsidiaries	(4,093)	(4,093)
Accumulated surplus (deficit)	(25,019)	(24,328)
Total liabilities, redeemable common stock and accumulated deficit	(60,197)	(58,154)
Parent [Member]
Current assets:
Cash and cash equivalents	19,651	25,617		14,928		27,271				20,844	26,770
Accounts receivable, net	161,815	169,304				172,365
Receivable due from ESOP Trust		930				1,129
Prepaid expenses and other current assets	7,076	4,449				5,378
Total current assets	188,542	200,300				206,143
Property, plant and equipment, net	8,092	9,139				10,064
Intangible assets, net	1,429	2,040				5,242
Goodwill	398,921	398,921				398,921
Investment in subsidiaries	29,112	28,420				27,994
Intercompany receivables	2,228	1,906				1,438
Other assets	10,277	10,363				11,427
Total assets	638,601	651,089				661,229
Current liabilities:
Interest payable	18,246	17,758				17,658
Secured Notes	330,307
Unsecured notes	234,244
Trade accounts payable	66,544	61,563				44,582
Accrued liabilities	39,295	39,169				52,265
Accrued payroll and related liabilities	43,657	37,404				39,305
Billings in excess of costs revenue earned	3,207	4,250				2,656
Total current liabilities	735,500	160,144				156,466
Intercompany payables	28,856	27,826				27,476
Secured Notes		322,286				306,502
Unsecured Notes		233,832				242,923
Accrued compensation and benefits, excluding current portion	6,223	5,736				5,905
Non-current portion of lease obligations	11,758	12,374				11,858
Deferred income taxes	61,617	58,130				51,156
Commitments and contingencies
Redeemable common stock	61,031	61,895				110,740
Common stock warrants	20,785	20,785				20,785
Common stock of subsidiaries	1
Accumulated other comprehensive loss	130	130				(149)
Accumulated surplus (deficit)	(287,300)	(252,049)				(272,433)
Total liabilities, redeemable common stock and accumulated deficit	638,601	651,089
Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	(25)	(24)		(29)		(44)				(26)	(74)
Accounts receivable, net	2,200	2,735				2,783
Prepaid expenses and other current assets	30	188				70
Total current assets	2,205	2,899				2,809
Property, plant and equipment, net	510	525				529
Intercompany receivables	28,850	27,828				27,475
Total assets	31,565	31,252				30,813
Current liabilities:
Trade accounts payable	66	58				201
Accrued liabilities	98	144				190
Accrued payroll and related liabilities	353	517				589
Billings in excess of costs revenue earned	80	84				6
Total current liabilities	597	803				986
Intercompany payables		153
Non-current portion of lease obligations	414	447				506
Commitments and contingencies
Common stock of subsidiaries	4,084	(4,084)				(4,084)
Accumulated surplus (deficit)	26,470	25,765				25,237
Total liabilities, redeemable common stock and accumulated deficit	31,565	31,252
Non-Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	21	20		5							(1)
Accounts receivable, net	972	565				145
Prepaid expenses and other current assets	19	(154)
Total current assets	1,012	431				145
Property, plant and equipment, net	2	4				12
Intercompany receivables	7
Other assets	4	4				4
Total assets	1,025	439				161
Current liabilities:
Trade accounts payable	42	1				10
Accrued liabilities	116	80				5
Accrued payroll and related liabilities	44	33				32
Billings in excess of costs revenue earned	36					4
Total current liabilities	238	114				51
Intercompany payables	2,229	1,754				1,437
Commitments and contingencies
Common stock of subsidiaries	8	(9)
Accumulated surplus (deficit)	(1,450)	(1,438)				(1,327)
Total liabilities, redeemable common stock and accumulated deficit	$ 1,025	$ 439